UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-05407

                         Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

                              Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay E. Johnson	Michael P. Malloy
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 342-5828

Date of fiscal year end:  August 31

Date of reporting period:  February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

Ultra-Short Duration Government Portfolio

Short Duration Portfolio

Semi-Annual Report

February 28, 2017

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling I-800-SEC-0330.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

The TCU Ultra-Short Duration Government Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust. Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

Credit unions reported record results by many measures in 2016 as membership, loan and share growth accelerated. Membership posted the fastest annual growth rate since 2002, loan balances rose at a double-digit pace for the third consecutive year, and share balances topped $1.1 trillion. With healthy earnings and strong capital levels, credit unions are well positioned as 2017 begins. Most importantly, credit unions are delivering greater value to consumers as member usage of share draft accounts, credit cards and car loans is rising.

With loan growth continuing to outpace share growth, the loan-to-share ratio reached 79.5% as of December 31, 2016. The ratio is up over 10 percentage points in just four years. Investment balances were essentially unchanged from year-end 2015 at $372 billion. Credit unions are keeping investments in short-term, liquid instruments with the Federal Reserve embarking on an interest rate tightening cycle.

In December 2016, the Federal Reserve raised the target rate for federal funds for the first time since December 2015. This move was followed by another increase in March, raising the target rate range to 0.75% to 1%. Most Federal Open Market Committee members anticipate additional increases in 2017, but the timing of future increases remains uncertain. Credit union CFO’s largely welcome the increases as a way to realize higher loan and investment yields and wider interest margins.

The Investment Adviser’s Discussion and Analysis in this report provides the perspective of the Goldman Sachs U.S. Fixed Income Portfolio Management Team on how the Trust for Credit Unions (“TCU”) portfolios have been positioned in this changing environment. Please refer to their discussion for more information.

The cumulative total return for the TCU Shares of the Ultra-Short Duration Government Portfolio are was 0.14% for the six-month period ended February 28, 2017. The cumulative total return for the TCU Shares of the Short Duration Portfolio was (0.29%) over the same period.

Please visit our website, www.TrustCU.com, for the most current information on the funds, including performance and portfolio holdings. We believe providing you with the most current information is a key element of TCU’s value, particularly when markets are changing.

The continued support of our credit union investors, including those in the Callahan Credit Union Financial Services LLLP partnership, is the foundation of our success. We also value our ongoing work with EasCorp and Xtend in providing support services for TCU. Collaboration with organizations across the credit union system is an important component of our business model and one we look to pursue going forward.

Please let us know if there are other ways in which we can help complement your credit union’s investment strategy.

Sincerely,

Jay E. Johnson

President and Treasurer

Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Government Portfolio (“USDGP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDGP will be invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. While there will be fluctuations in the net asset value (“NAV”) of the USDGP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDGP’s maximum duration is equal to that of a Two-Year U.S. Treasury Security, and its target duration is to be no shorter than that of the Six-Month U.S. Treasury Bill Index and no longer than that of the One-Year U.S. Treasury Note Index, each as reported by BofA Merrill Lynch.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 28, 2017, the cumulative total return of USDGP was 0.14% for TCU Shares versus a 0.33% cumulative total return of the Portfolio’s blended benchmark, the Nine-Month U.S. Treasury Index (weighted average return of the Six-Month U.S. Treasury Bill Index (50%) and the One-Year U.S. Treasury Note Index (50%), as reported by BofA Merrill Lynch). The cumulative total returns for the Six-Month U.S. Treasury Bill Index and the One-Year U.S. Treasury Note Index were 0.35% and 0.31%, respectively. The Portfolio’s NAV per share at the end of the Reporting Period was $9.47, versus $9.49 on August 31, 2016.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

Duration and term structure positioning detracted from performance during the Reporting Period. Cross-sector positioning contributed to returns, with the majority of performance coming from positioning in mortgage-backed securities (“MBS”). With respect to security selection strategies, the Portfolio’s adjustable-rate mortgages (“ARM”) detracted from performance, while exposure to short-dated Treasury spreads within the government strategy sector were beneficial for results.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

The Portfolio’s sector positioning relative to the benchmark outperformed during the Reporting Period. The main driver of returns was an overweight to MBS. Agency MBS outperformed duration-neutral Treasuries at the end of 2016 due to weakness in U.S. Treasuries following the Federal Reserve rate hike. Post-U.S. election volatility led to extension in agency MBS, and primary mortgage rates increased almost 75 basis points following the election due to the rise in Treasury rates.

The Portfolio’s security selection strategies were flat over the period. Positive performance due to our exposure to short-dated Treasury spreads within the government strategy sector was offset by our selection of agency ARMs within MBS.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

The Portfolio’s duration and term structure positioning was negative during the Reporting Period. Treasury yields increased materially following the results of the U.S. Presidential election in November and 2016 have been range bound since then. The Federal Open Market Committee (“FOMC”) left its policy stance unchanged at its first meeting of 2017, but we continue to expect further monetary policy tightening later this year.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

During the Reporting Period, the largest changes in the Portfolio’s allocation was a decrease in agency debt. A corresponding increase was concentrated in Treasuries.

Q. How was the Portfolio positioned relative to its benchmark index at the end of February 2017?

At the end of the Reporting Period, the Portfolio’s largest allocations were in U.S. Treasuries, agency non-government guaranteed securities and agency CMOs.

Past performance does not guarantee future results, which may vary.

There is no guarantee that these objectives will be met.

Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the portfolio’s investments. Future investments may or may not be profitable.

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PORTFOLIO COMPOSITION—SECTOR ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 28, 2017*

August 31, 2016*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION

TCU ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO (Unaudited)

February 28, 2017*

August 31, 2016*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS

TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the BofA Merrill Lynch Two-Year U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs U.S. Fixed Income Portfolio Management Team discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the six-month period ended February 28, 2017, was -0.29%, for TCU shares versus a -0.22% cumulative total return for the BofA Merrill Lynch Two-Year U.S. Treasury Note Index. The Portfolio’s net asset value per share closed the Reporting Period at $9.65, versus $9.72 on August 31, 2016.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

Both top-down and bottom-up strategies had an impact on the Portfolio’s performance during the Reporting Period. Within our top-down strategies, cross-sector positioning contributed to results. This was mainly due to the Portfolio’s exposure to mortgage-backed securities (“MBS”). Bottom-up individual issue selection within the government strategy sector also proved positive. Conversely, yield curve positioning detracted from performance.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

The Portfolio’s security selection strategies drove portfolio outperformance mainly due to our selection of Treasuries within the government strategy sector. Selection of agency adjustable-rate mortgages (“ARMs”) within the MBS sector detracted from performance.

Sector positioning outperformed relative to the benchmark during the Reporting Period. The main driver of returns was an overweight to MBS. Agency fixed rate MBS spreads underperformed other spread sectors due to more hawkish messaging from the Federal Reserve about balance sheet management and potential tapering of reinvestments of MBS proceeds.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

The Portfolio’s duration and term structure positioning were negative for performance during the Reporting Period. Treasury yields increased materially following the results of the U.S. Presidential election in November 2016 and have been range bound since then. The Federal Open Market Committee (“FOMC”) left its policy stance unchanged at its first meeting of 2017, but we continue to expect further monetary policy tightening later this year.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

During the Reporting Period, the largest change in the Portfolio’s allocation was an increase in its agency collateralized mortgage obligation (“CMO”) position. A corresponding decrease was concentrated in agency debt.

Q. How was the Portfolio positioned at the end of February 2017?

At the end of the Reporting Period, the Portfolio’s largest allocations were in U.S. Treasuries, as well as agency CMOs and agency adjustable rate mortgages.

Past performance does not guarantee future results, which may vary.

There is no guarantee that these objectives will be met.

Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2017*

August 31, 2016*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION

TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2017*

August 31, 2016*

*	These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments – February 28, 2017 (Unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.26%
	Federal National Mortgage Association - 0.26%
$97,128	Series 2001-W4, Class AV1 1.058%, 02/25/32 (a)	$95,701
126,206	Series 2002-W2, Class AV1 1.038%, 06/25/32 (a)	122,112
779,978	Series 2002-T7, Class A1 0.998%, 07/25/32 (a)	781,299

		999,112

	Total Asset-Backed Securities	999,112

	(Cost $1,003,365)

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.32%
	Federal Home Loan Mortgage Corporation REMIC - 4.27%
5,381	Series 1009, Class D 1.370%, 10/15/20 (a)	5,388
16,765	Series 1066, Class P 1.670%, 04/15/21 (a)	16,873
19,568	Series 1222, Class P 2.080%, 03/15/22 (a) (b)	19,656
53,984	Series 1250, Class J 7.000%, 05/01/22 (b)	57,686
19,308	Series 1448, Class F 2.170%, 12/15/22 (a) (c)	19,606
386,309	Series 3777, Class DA 3.500%, 10/01/24 (c)	393,919
1,963,945	Series 2977, Class M 5.000%, 05/01/25 (b)	2,105,289
3,001,886	Series 3346, Class FT 1.120%, 10/15/33 (a) (b)	2,998,429
467,161	Series 3033, Class CI 5.500%, 01/01/35 (b)	473,799
2,094,111	Series 3208, Class FH 1.170%, 08/15/36 (a)	2,094,110
186,972	Series 3231, Class FB 1.120%, 10/15/36 (a)	186,666
118,284	Series 3314, Class FC 1.170%, 12/15/36 (a)	118,237
1,109,043	Series 4248, Class QF 1.270%, 06/15/39 (a)	1,107,902
1,092,219	Series 3545, Class FA 1.620%, 06/15/39 (a)	1,100,612
2,384,710	Series 4316, Class FY 1.170%, 11/15/39 (a) (c)	2,385,300
733,106	Series 3827, Class KF 1.140%, 03/15/41 (a)	733,105
114,728	Series 3868, Class FA 1.170%, 05/15/41 (a)	114,769
59,864	Series 4109, Class EC 2.000%, 12/01/41 (c)	52,174
2,281,834	Series 4606, Class FL 1.270%, 12/15/44 (a)	2,286,854

		16,270,374

	Federal National Mortgage Association REMIC - 11.22%
60,789	Series 1990-145, Class A 1.557%, 12/01/20 (a)	60,834
146,262	Series 1991-67, Class J 7.500%, 08/01/21 (b)	157,631

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$132,644	Series 1992-137, Class F 1.778%, 08/25/22 (a)	$133,921
162,565	Series 1993-27, Class F 1.928%, 02/25/23 (a) (d)	164,324
89,770	Series 1998-21, Class F 1.230%, 03/01/28 (a)	89,375
913,979	Series 2011-137, Class A 4.000%, 06/25/29 (c)	935,548
214,346	Series 2000-16, Class ZG 8.500%, 06/25/30 (c)	248,181
178,837	Series 2000-32, Class Z 7.500%, 10/18/30	204,059
307,138	Series 2006-45, Class TF 1.178%, 06/25/36 (a)	307,138
326,193	Series 2006-76, Class QF 1.178%, 08/25/36 (a) (b)	326,193
385,448	Series 2006-79, Class PF 1.178%, 08/25/36 (a) (b)	385,448
879,148	Series 2006-111, Class FA 1.158%, 11/25/36 (a)	879,319
376,338	Series 2007-75, Class VF 1.228%, 08/25/37 (a)	376,772
751,354	Series 2007-85, Class FC 1.318%, 09/25/37 (a)	756,414
403,634	Series 2007-86, Class FC 1.348%, 09/25/37 (a)	405,246
386,262	Series 2007-92, Class OF 1.348%, 09/25/37 (a)	387,811
492,708	Series 2007-99, Class FD 1.378%, 10/25/37 (a)	495,230
2,375,000	Series 2007-114, Class A7 0.978%, 10/27/37 (a) (c)	2,316,845
77,761	Series 2009-84, Class WF 1.878%, 10/25/39 (a)	78,643
2,248,036	Series 2014-19, Class FA 1.178%, 11/25/39 (a) (c)	2,248,585
2,500,338	Series 2014-19, Class FJ 1.178%, 11/25/39 (a) (c)	2,500,957
1,008,077	Series 2010-123, Class FL 1.208%, 11/25/40 (a)	1,006,880
4,285,565	Series 2011-110, Class FE 1.178%, 04/25/41 (a) (b)	4,286,956
530,565	Series 2011-63, Class FG 1.228%, 07/25/41 (a)	531,348
950,776	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	974,377
3,632,883	Series 2015-30, Class AB 3.000%, 05/25/45	3,722,050
7,684,893	Series 2016-62, Class FH 1.178%, 09/25/46 (a)	7,697,969
8,143,873	Series 2016-83, Class FK 1.278%, 11/25/46 (a)	8,173,054
2,825,911	Series 2008-22, Class FD 1.618%, 04/25/48 (a)	2,857,083

		42,708,191

	National Credit Union Administration - 0.83%
387,884	Series 2010-R2, Class 1A 1.147%, 11/06/17 (a)	388,051
379,455	Series 2011-R1, Class 1A 1.227%, 01/08/20 (a)	379,648

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2017 (Unaudited)

Par Value		Value

	National Credit Union Administration - (continued)
$1,327,287	Series 2011-R2, Class 1A 1.177%, 02/06/20 (a)	$1,326,768
109,990	Series 2011-R4, Class 1A 1.157%, 03/06/20 (a)	110,024
529,175	Series 2011-R3, Class 1A 1.165%, 03/11/20 (a)	528,969
266,694	Series 2010-R1, Class 1A 1.227%, 10/07/20 (a)	266,694
174,664	Series 2010-A1, Class A 1.116%, 12/07/20 (a)	174,526

		3,174,680

	Total Collateralized Mortgage Obligations	62,153,245

	(Cost $62,113,740)

MORTGAGE-BACKED OBLIGATIONS - 11.55%
	Federal Home Loan Mortgage Corporation - 2.74%
13,562	2.965%, 11/01/18 (a)	13,576
198,502	6.879%, 11/01/19 (a)	206,543
64,645	2.368%, 11/01/22 (a)	65,258
18,025	2.417%, 11/01/22 (a)	18,192
15,780	3.471%, 10/01/24 (a)	16,373
24,673	3.044%, 10/01/25 (a)	24,874
399,417	3.509%, 08/01/28 (a)	417,363
35,790	2.288%, 07/01/29 (a)	36,637
109,641	2.927%, 05/01/31 (a)	114,868
5,573,591	2.961%, 03/01/35 (a)	5,890,171
1,582,938	2.889%, 04/01/35 (a)	1,671,290
1,893,380	3.136%, 06/01/37 (a)	1,963,284

		10,438,429

	Federal Home Loan Mortgage Corporation Gold - 0.41%
10,975	5.000%, 10/01/17	11,202
15,864	5.000%, 11/01/17	16,193
283,151	4.500%, 05/01/18	289,726
534,449	4.500%, 06/01/18	546,860
35,674	5.500%, 01/01/20	37,073
586,902	4.500%, 10/01/20	600,531
11,906	3.500%, 12/01/20	12,430
19,660	3.500%, 10/01/22	20,592
1,418	4.500%, 07/01/23	1,506

		1,536,113

	Federal National Mortgage Association - 6.50%
105	3.443%, 07/01/17 (a)	105
7,714	2.488%, 11/01/17 (a)	7,728
2,212	2.738%, 11/01/17 (a)	2,218
20,914	2.430%, 03/01/18 (a)	20,988
1,929,671	2.800%, 03/01/18	1,940,287
4,171,515	3.620%, 03/01/18	4,213,845
403	2.329%, 05/01/18 (a)	404
6,813	2.483%, 06/01/18 (a)	6,844
108,223	2.790%, 10/01/18 (a)	108,613
5,655	2.347%, 05/01/19 (a)	5,680
56,164	6.864%, 12/01/19 (a)	57,209
22,112	2.233%, 01/01/20 (a)	22,188
2,149	5.000%, 01/01/20	2,201
923	2.351%, 05/01/20 (a)	924
34,181	6.271%, 05/01/20 (a)	35,330
83,221	3.500%, 09/01/20	86,839

Par Value		Value

	Federal National Mortgage Association - (continued)
$7,472	3.500%, 10/01/20	$7,797
22,114	3.500%, 03/01/21	23,076
78,685	6.713%, 02/01/22 (a)	83,104
3,772	3.162%, 01/01/23 (a)	3,782
4,728	2.565%, 03/01/24 (a)	4,742
18,363	5.925%, 10/01/25 (a)	19,574
50,696	3.468%, 02/01/27 (a)	51,223
331,628	5.000%, 03/01/27	354,085
52,040	2.122%, 07/01/27 (a)	52,667
25,280	2.342%, 07/01/27 (a)	25,983
81,523	4.663%, 01/01/29 (a)	87,196
23,178	4.674%, 02/01/29 (a)	24,791
245,838	2.374%, 08/01/29 (a)	248,130
77,190	2.755%, 07/01/32 (a)	81,308
53,111	3.130%, 07/01/32 (a)	55,892
9,875	6.000%, 08/01/32	11,170
214,194	3.242%, 09/01/32 (a)	228,325
159,322	2.687%, 01/01/33 (a)	164,788
49,198	2.879%, 06/01/33 (a)	52,023
679,145	4.613%, 08/01/33 (a)	726,407
3,217	6.000%, 11/01/33	3,662
489,103	2.589%, 04/01/34 (a)	513,260
462,866	1.849%, 07/01/34 (a)	470,854
469,062	1.849%, 08/01/34 (a)	477,188
64,570	6.000%, 09/01/34	73,430
2,286,650	2.727%, 10/01/34 (a)	2,408,672
3,726	6.000%, 10/01/34	4,244
2,380,873	2.832%, 11/01/34 (a)	2,512,314
817,217	2.948%, 06/01/35 (a)	862,228
9,333	6.000%, 07/01/36	10,642
1,191,991	3.088%, 12/01/36 (a)	1,256,848
494,553	3.148%, 07/01/37 (a)	514,149
104,382	6.500%, 11/01/37	114,925
1,530,916	3.196%, 01/01/38 (a)	1,604,106
41,719	6.000%, 06/01/38	47,627
77,489	6.000%, 09/01/38	88,468
16,224	6.000%, 11/01/38	18,543
1,421,142	2.659%, 05/01/39 (a)	1,492,075
5,316	6.000%, 10/01/39	6,067
2,938,193	2.436%, 05/01/42 (a)	3,045,584
390,951	1.849%, 08/01/44 (a)	397,795

		24,740,147

	Government National Mortgage Association - 1.90%
26,549	7.000%, 04/15/26	29,117
159,029	2.625%, 04/20/34 (a)	166,125
1,048,191	2.125%, 06/20/34 (a)	1,079,375
794,628	2.125%, 08/20/34 (a)	818,128
103,724	2.125%, 05/20/42 (a)	106,395
85,363	2.125%, 06/20/42 (a)	87,684
405,772	2.125%, 07/20/42 (a)	416,124
983,620	2.125%, 08/20/42 (a)	1,008,730
1,995,619	2.125%, 09/20/42 (a)	2,045,681
42,972	2.250%, 10/20/42 (a)	44,025
93,049	2.250%, 12/20/42 (a)	95,455
1,311,142	2.000%, 02/20/43 (a)	1,345,454

		7,242,293

	Total Mortgage-Backed Obligations	43,956,982

	(Cost $43,351,679)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Ultra-Short Duration Government Portfolio

Portfolio of Investments (continued) – February 28, 2017 (Unaudited)

Par Value		Value

AGENCY DEBENTURES - 9.88%
	Federal Home Loan Bank - 7.44%
$25,000,000	0.911%, 09/01/17 (a)	$25,052,800
3,310,000	0.875%, 08/05/19	3,265,345

		28,318,145

	Federal National Mortgage Association - 1.39%
5,300,000	0.750%, 03/14/17	5,300,398

		5,300,398

	Other Agency Debentures - 1.05%
4,000,000	Sri Lanka Government Aid Bond 1.354%, 11/01/24 (a) (e)	4,000,000

		4,000,000

	Total Agency Debentures	37,618,543

	(Cost $37,604,870)

U.S. TREASURY OBLIGATIONS - 41.12%
	United States Treasury Notes & Bonds - 41.12%
400,000	0.510%, 04/13/17 (f)	399,782
200,000	3.125%, 04/30/17	200,874
100,120,000	0.549%, 05/18/17 (f)	100,010,469
9,100,000	0.614%, 05/25/17 (f)	9,089,098
32,000,000	0.607%, 06/08/17 (f)	31,956,096
2,800,000	4.750%, 08/15/17	2,852,282
5,000,000	0.875%, 10/15/17	5,003,515
500,000	0.750%, 10/31/17	499,883
6,500,000	1.875%, 10/31/17	6,547,483

	Total U.S. Treasury Obligations	156,559,482

	(Cost $156,523,943)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 3.23%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,674,261	Series K703, Class A2 2.699%, 05/25/18 (c)	1,695,472
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,395,609	Series KF02, Class A1 1.152%, 07/25/20 (a) (c)	1,395,309
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,377,078	Series KF03, Class A 1.112%, 01/25/21 (a) (c)	1,375,236
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
7,800,000	Series KP02, Class A2 2.355%, 04/01/21 (a) (c)	7,839,434

	Total U.S. Government-Backed Obligations	12,305,451

	(Cost $12,290,493)

Par Value		Value

REPURCHASE AGREEMENT - 12.55%
$47,800,000	Merrill Lynch, 0.52%, Dated 02/28/17, matures 03/01/17, repurchase price $47,800,690 (collateralized by $47,144,100 par amount of U.S. Treasury Bond with an interest rate of 0.125% due 04/15/21, total market value $48,756,031)	$47,800,000
	Total Repurchase Agreement	47,800,000

	(Cost $47,800,000)
	Total Investments - 94.91%	361,392,815

	(Cost $360,688,090 (g))
	Net Other Assets and Liabilities - 5.09%	19,388,388

	Net Assets - 100.00%	$380,781,203

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2017. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	The security has Support collateral.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 28, 2017, this security amounted to $4,000,000 or 1.05% of net assets.
(f)	Discount Note. Rate shown is yield at time of purchase.
(g)	Cost for U.S. federal income tax purposes is $360,688,090. As of February 28, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $912,147 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $207,422. The net unrealized appreciation was $704,725.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments – February 28, 2017 (Unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.72%
	Federal Home Loan Mortgage Corporation REMIC - 7.18%
$45,052	Series 1448, Class F 2.170%, 12/15/22 (a) (b)	$45,747
434,684	Series 2868, Class AV 5.000%, 08/15/24 (b)	463,084
318,998	Series 3777, Class DA 3.500%, 10/15/24 (b)	325,281
2,051,952	Series 2977, Class M 5.000%, 05/15/25 (c)	2,199,630
204,682	Series 1980, Class Z 7.000%, 07/15/27 (b)	228,483
1,201,668	Series 2236, Class Z 8.500%, 06/15/30 (b)	1,398,152
2,490,480	Series 3346, Class FT 1.120%, 10/15/33 (a) (c)	2,487,612
2,161,202	Series 3471, Class FB 1.770%, 08/15/35 (a)	2,193,524
3,153,782	Series 3208, Class FA 1.170%, 08/15/36 (a)	3,153,781
1,059,671	Series 3208, Class FH 1.170%, 08/15/36 (a)	1,059,670
702,794	Series 3367, Class YF 1.320%, 09/15/37 (a)	705,478
2,569,070	Series 3371, Class FA 1.370%, 09/15/37 (a)	2,584,096
1,035,608	Series 4248, Class QF 1.270%, 06/15/39 (a)	1,034,543
2,367,175	Series 4316, Class FY 1.170%, 11/15/39 (a) (b)	2,367,761
459,988	Series 3827, Class KF 1.140%, 03/15/41 (a)	459,988
47,700	Series 4109, Class EC 2.000%, 12/15/41 (b)	41,573
2,054,338	Series 4272, Class FD 1.120%, 11/15/43 (a)	2,051,209
2,205,007	Series 4594, Class PA 3.000%, 11/15/44 (c)	2,254,017
3,194,568	Series 4606, Class FL 1.270%, 12/15/44 (a)	3,201,595
1,547,634	Series 4604, Class HA 2.500%, 05/15/45 (c)	1,544,876

		29,800,100

	Federal National Mortgage Association REMIC - 9.22%
1,439	Series 1988-12, Class A 4.580%, 02/25/18 (a)	1,450
257,144	Series 2009-70, Class TM 4.000%, 08/25/19	260,708
257,831	Series 2009-70, Class TN 4.000%, 08/25/19	261,405
5,493	Series G92-44, Class Z 8.000%, 07/25/22	5,998
444,541	Series 2006-45, Class TF 1.178%, 06/25/36 (a)	444,541
473,956	Series 2006-76, Class QF 1.178%, 08/25/36 (a) (c)	473,956
282,253	Series 2007-75, Class VF 1.228%, 08/25/37 (a)	282,579
2,650,000	Series 2007-114, Class A7 0.978%, 10/27/37 (a) (b)	2,585,112

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$2,215,690	Series 2014-19, Class FA 1.178%, 11/25/39 (a) (b)	$2,216,232
2,483,780	Series 2014-19, Class FJ 1.178%, 11/25/39 (a) (b)	2,484,395
398,381	Series 2010-123, Class FL 1.208%, 11/25/40 (a)	397,908
1,403,069	Series 2011-110, Class FE 1.178%, 04/25/41 (a) (c)	1,403,525
659,501	Series 2015-92, Class PA 2.500%, 12/25/41	658,850
762,612	Series 2012-38, Class JE 3.250%, 04/25/42 (c)	781,542
2,436,035	Series 2012-71, Class FL 1.278%, 07/25/42 (a)	2,439,216
3,977,381	Series 2015-30, Class AB 3.000%, 05/25/45	4,075,003
8,578,486	Series 2016-62, Class FH 1.178%, 09/25/46 (a)	8,593,081
8,639,828	Series 2016-83, Class FK 1.278%, 11/25/46 (a)	8,670,786
2,193,782	Series 2008-22, Class FD 1.618%, 04/25/48 (a)	2,217,981

		38,254,268

	National Credit Union Administration - 0.32%
643,533	Series 2011-R2, Class 1A 1.177%, 02/06/20 (a)	643,282
109,990	Series 2011-R4, Class 1A 1.157%, 03/06/20 (a)	110,024
591,432	Series 2011-R3, Class 1A 1.165%, 03/11/20 (a)	591,201

		1,344,507

	Total Collateralized Mortgage Obligations	69,398,875

	(Cost $69,371,199)

MORTGAGE-BACKED OBLIGATIONS - 10.47%
	Federal Home Loan Mortgage Corporation - 1.17%
219,229	3.360%, 01/01/34 (a)	230,824
116,909	3.104%, 11/01/34 (a)	123,448
1,963,645	2.889%, 04/01/35 (a)	2,073,246
584,658	2.851%, 08/01/35 (a)	620,783
568,477	2.956%, 05/01/36 (a)	598,171
1,158,574	2.586%, 03/01/42 (a)	1,204,302

		4,850,774

	Federal Home Loan Mortgage Corporation Gold - 1.02%
11,584	5.000%, 10/01/17	11,824
16,745	5.000%, 11/01/17	17,092
7,821	8.000%, 11/01/17	7,871
19,696	5.500%, 03/01/18	20,061
5,851	5.500%, 04/01/18	5,952
232,680	4.500%, 05/01/18	238,083
10,577	6.500%, 05/01/18	10,677
443,202	4.500%, 06/01/18	453,494
1,532	6.000%, 10/01/18	1,734
484	6.000%, 11/01/18	548
164,092	5.500%, 02/01/19	169,602
37,773	5.500%, 01/01/20	39,254
636,172	5.000%, 04/01/20	655,899

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2017 (Unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation Gold - (continued)
$486,067	4.500%,10/01/20	$497,354
9,855	3.500%, 12/01/20	10,288
16,273	3.500%, 10/01/22	17,044
169,026	5.000%, 08/01/35	185,344
21,927	5.000%, 12/01/35	24,071
221,624	5.000%, 03/01/37	243,594
422,332	5.000%, 05/01/37	463,520
303,910	5.000%, 02/01/38	332,781
109,629	5.000%, 03/01/38	120,312
94,805	5.000%, 09/01/38	103,716
323,747	5.000%, 12/01/38	354,645
209,356	5.000%, 01/01/39	229,088

		4,213,848

	Federal National Mortgage Association - 6.75%
1,140,260	2.800%, 03/01/18	1,146,533
116,023	5.500%, 05/01/18	118,620
20,216	5.500%, 06/01/18	20,665
23,370	5.500%, 10/01/18	24,072
68,518	5.500%, 11/01/18	70,429
3,061	5.500%, 12/01/18	3,158
68,690	3.500%, 09/01/20	71,677
6,168	3.500%, 10/01/20	6,436
18,253	3.500%, 03/01/21	19,047
265,303	5.000%, 03/01/27	283,268
110,203	7.000%, 08/01/28	126,168
257,865	7.000%, 11/01/28	297,111
21,584	7.000%, 02/01/32	24,478
35,442	2.745%, 05/01/32 (a)	37,275
98,195	7.000%, 05/01/32	114,476
219,964	3.242%, 09/01/32 (a)	234,476
10,053	7.000%, 09/01/32	10,830
472,459	2.723%, 07/01/33 (a)	497,629
259,914	3.063%, 11/01/33 (a)	271,962
389,818	2.822%, 12/01/33 (a)	410,651
193,757	2.939%, 03/01/34 (a)	203,042
391,702	2.681%, 04/01/34 (a)	408,848
172,372	2.717%, 08/01/34 (a)	181,523
1,369	6.000%, 09/01/34	1,558
254,907	3.177%, 10/01/34 (a)	268,541
210,746	3.290%, 03/01/35 (a)	220,880
330,493	2.970%, 04/01/35 (a)	347,315
190,750	2.691%, 05/01/35 (a)	198,999
429,473	2.739%, 05/01/35 (a)	452,628
491,279	2.817%, 05/01/35 (a)	520,678
352,849	2.645%, 06/01/35 (a)	363,409
1,847,694	2.734%, 06/01/35 (a)	1,943,867
898,938	2.948%, 06/01/35 (a)	948,451
240,152	2.769%, 08/01/35 (a)	248,272
801,031	3.000%, 08/01/35 (a)	845,871
542,569	3.683%, 09/01/35 (a)	582,189
267,240	2.656%, 10/01/35 (a)	280,757
995,765	2.947%, 11/01/35 (a)	1,039,138
593,757	3.104%, 03/01/36 (a)	631,109
492,950	3.110%, 04/01/36 (a)	520,145
1,333,564	3.420%, 12/01/37 (a)	1,417,884
1,196,003	3.196%, 01/01/38 (a)	1,253,182
1,209,084	2.659%, 05/01/39 (a)	1,269,433
99,464	5.000%, 10/01/39	109,613
3,777,677	2.436%, 05/01/42 (a)	3,915,751

Par Value		Value

	Federal National Mortgage Association - (continued)
$1,403,505	2.742%, 06/01/42 (a)	$1,456,706
2,021,016	2.272%, 10/01/42 (a)	2,080,630
2,441,156	2.657%, 12/01/44 (a)	2,519,736

		28,019,116

	Government National Mortgage Association - 1.53%
114,228	2.125%, 05/20/42 (a)	117,169
97,137	2.125%, 06/20/42 (a)	99,779
449,403	2.125%, 07/20/42 (a)	460,869
1,087,896	2.125%, 08/20/42 (a)	1,115,668
2,842,245	2.125%, 09/20/42 (a)	2,913,546
48,899	2.250%, 10/20/42 (a)	50,097
104,089	2.250%, 12/20/42 (a)	106,780
1,467,230	2.000%, 02/20/43 (a)	1,505,628

		6,369,536

	Total Mortgage-Backed Obligations	43,453,274

	(Cost $42,647,511)

AGENCY DEBENTURES - 2.74%
	Federal Home Loan Bank - 1.66%
3,110,000	1.250%, 06/08/18	3,116,376
3,810,000	0.875%, 08/05/19	3,758,599

		6,874,975

	Federal Home Loan Mortgage Corporation - 1.08%
4,500,000	0.750%, 04/09/18	4,486,991

		4,486,991

	Total Agency Debentures	11,361,966

	(Cost $11,424,464)

U.S. TREASURY OBLIGATIONS - 61.83%
	United States Treasury Notes & Bonds - 61.83%
50,160,000	1.000%, 03/15/18	50,181,569
72,870,000	1.000%, 08/15/18	72,795,964
28,200,000	1.250%, 11/15/18	28,246,276
39,500,000	1.250%, 12/31/18	39,544,754
21,730,000	1.250%, 01/31/19	21,748,666
4,700,000	0.875%, 06/15/19	4,653,733
16,530,000	1.625%, 06/30/20	16,551,952
22,930,000	1.750%, 12/31/20	22,959,557

		256,682,471

	Total U.S. Treasury Obligations	256,682,471

	(Cost $257,799,804)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 3.34%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,477,289	Series K703, Class A2 2.699%, 05/01/18 (b)	1,496,005
1,353,738	Series KF03, Class A 1.112%, 01/25/21 (a) (b)	1,351,927
8,600,000	Series KP02, Class A2 2.355%, 04/01/21 (a) (b)	8,643,479

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Short Duration Portfolio

Portfolio of Investments (continued) – February 28, 2017 (Unaudited)

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATIONS - (continued)
	National Credit Union Administration
$2,300,000	3.000%, 06/12/19	$2,372,758

	Total U.S. Government-Backed Obligations	13,864,169

	(Cost $13,778,214)

REPURCHASE AGREEMENT - 2.74%
11,400,000	Merrill Lynch, 0.52%, Dated 02/28/17, matures 03/01/17, repurchase price $11,400,165 (collateralized by $11,243,600 par amount of U.S. Treasury Note with an interest rate of 0.125% due 04/15/21, total market value $11,628,036)	11,400,000

	Total Repurchase Agreement	11,400,000

	(Cost $11,400,000)
	Total Investments - 97.84%	406,160,755

	(Cost $406,421,192 (d))
	Net Other Assets and Liabilities - 2.16%	8,951,717

	Net Assets - 100.00%	$415,112,472

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2017. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	The security has Sequential collateral.

(c)	The security has PAC (Planned Amortization Class) collateral.

(d)	Cost for U.S. federal income tax purposes is $406,421,192. As of February 28, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,215,329 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,475,766. The net unrealized depreciation was $260,437.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio

ASSETS:

INVESTMENTS:
Investments and repurchase agreements at cost	$360,688,090	$406,421,192

Investments at value	$313,592,815	$394,760,755
Repurchase agreements at value	47,800,000	11,400,000

Total investments and repurchase agreements at value	361,392,815	406,160,755

Cash	5,785,968	6,279,244

RECEIVABLES:
Interest	355,321	824,069
Investment securities sold	26,736,792	4,269,024
Other assets	5,858	6,424

Total Assets	394,276,754	417,539,516

LIABILITIES:

PAYABLES:
Dividends	196,287	202,491
Investment securities purchased	13,105,625	2,016,250
Advisory fees	44,395	48,387
Administration fees	15,048	16,619
Distribution fees	329	507
Accrued expenses	133,867	142,790

Total Liabilities	13,495,551	2,427,044

NET ASSETS	$380,781,203	$415,112,472

NET ASSETS CONSIST OF:
Paid-in capital	$388,336,455	$424,153,119
Accumulated distributions in excess of net investment income	(49,049)	(142,629)
Accumulated net realized loss on investment transactions	(8,210,928)	(8,637,581)
Net unrealized appreciation (depreciation) on investments	704,725	(260,437)

TOTAL NET ASSETS	$380,781,203	$415,112,472

TCU Shares:
Net Assets	$366,482,864	$393,081,325
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	38,692,106	40,753,862

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$9.47	$9.65

Investor Shares:
Net Assets	$14,298,339	$22,031,147
Total Shares outstanding, $0.001 par value (unlimited number of shares authorized)	1,509,564	2,284,136

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$9.47	$9.65

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Operations

For the Six Months Ended February 28, 2017 (Unaudited)

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio

INVESTMENT INCOME:
Interest	$1,880,255	$2,475,243

EXPENSES:
Advisory fees	303,721	334,598
Administration fees	96,481	106,289
Legal fees	78,607	89,210
Audit and tax fees	18,058	18,058
Custody fees	37,112	37,106
Accounting fees	81,367	95,223
Compliance fees	26,311	29,496
Trustees’ fees	48,326	54,671
Printing fees	14,659	16,909
Transfer agent fees	45,087	45,777
Distribution and Service (12b-1) Fees Investor Shares	2,165	3,295
Other expenses	59,958	61,515

Total operating expenses	811,852	892,147

Trustees’ fees waived	(7,248)	(8,202)
Compliance fees waived	(2,807)	(3,130)
Legal fees waived	(920)	(1,041)

Total expense reductions	(10,975)	(12,373)

Net operating expenses	800,877	879,774

Net Investment Income	1,079,378	1,595,469

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND TBA SALE COMMITMENTS:
Net Realized Loss on Investment Transactions	(197,468)	(716,289)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments	(435,267)	(2,144,491)
TBA Sale Commitments	1,289	—

Net Realized and Unrealized Loss on Investments and TBA Sale Commitments	(631,446)	(2,860,780)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:	$447,932	$(1,265,311)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Statements of Changes in Net Assets

	Ultra-Short Duration Government Portfolio		Short Duration Portfolio
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Investment Activities:
Operations:
Net investment income	$1,079,378	$1,561,029	$1,595,469	$3,198,430
Net realized gain (loss) on investment transactions	(197,468)	(283,039)	(716,289)	446,164
Net change in unrealized depreciation of investments and TBA sale commitments	(433,978)	(588,682)	(2,144,491)	(19,215)

Net increase (decrease) in net assets resulting from operations	447,932	689,308	(1,265,311)	3,625,379

Distributions to Shareholders:
From net investment income
TCU Shares	(1,310,081)	(2,209,994)	(1,750,482)	(3,693,546)
Investor Shares	(48,681)	(77,957)	(92,275)	(193,652)

Total Distributions	(1,358,762)	(2,287,951)	(1,842,757)	(3,887,198)

From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	—	31,662,040	—	31,000,000
Reinvestment of dividends and distributions	498,347	1,021,932	582,652	1,913,003
Cost of shares repurchased	(31,074,284)	(134,026,113)	(44,258,973)	(139,806,106)
Investor Shares:
Reinvestment of dividends and distributions	279	5,702	70,583	154,148
Cost of shares repurchased	(781,030)	(5,000,000)	(1,265,245)	(11,000,000)

Net decrease in net assets resulting from share transactions	(31,356,688)	(106,336,439)	(44,870,983)	(117,738,955)

Net change in net assets	(32,267,518)	(107,935,082)	(47,979,051)	(118,000,774)
Net Assets:
Beginning of period	413,048,721	520,983,803	463,091,523	581,092,297
End of period	$380,781,203	$413,048,721	$415,112,472	$463,091,523

Accumulated Undistributed Net Investment Income/(loss)	$(49,049)	$230,335	$(142,629)	$104,659

Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	—	3,329,431	—	3,189,516
Reinvestment of dividends and distributions	52,562	107,498	60,275	196,972
Shares repurchased	(3,273,870)	(14,085,633)	(4,565,222)	(14,397,502)

Total TCU Share Transactions	(3,221,308)	(10,648,704)	(4,504,947)	(11,011,014)

Investor Shares:
Reinvestment of dividends and distributions	29	600	7,302	15,867
Shares repurchased	(82,300)	(525,100)	(130,169)	(1,133,271)

Total Investor Share Transactions	(82,271)	(524,500)	(122,867)	(1,117,404)

Net decrease in shares outstanding	(3,303,579)	(11,173,204)	(4,627,814)	(12,128,418)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio — TCU Shares
	Six Months Ended February 28, 2017 (Unaudited)
			Years Ended August 31,
			2016	2015		2014	2013	2012
Net Asset Value,
Beginning of period	$9.49		$9.53	$9.55		$9.58	$9.64	$9.62

Income from Investment Operations:
Net investment income(a)(b)	0.03		0.03	0.01		0.02	0.02	0.04
Net realized and unrealized gain (loss) on investment transactions	(0.02)		(0.02)	—		—	(0.03)	0.02

Total income (loss) from investment operations	0.01		0.01	0.01		0.02	(0.01)	0.06

Less Distributions from:
Investment income(b)	(0.03)		(0.05)	(0.03)		(0.05)	(0.05)	(0.04)

Total Distributions	(0.03)		(0.05)	(0.03)		(0.05)	(0.05)	(0.04)

Net Asset Value,
End of period	$9.47		$9.49	$9.53		$9.55	$9.58	$9.64

Total Return(c)	0.14%		0.11%	0.10%		0.22%	(0.08)%	0.58%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$366,483		$397,935	$500,820		$569,206	$614,074	$630,246
Ratios to average net assets:
Expenses net of expense reductions	0.41	%(d)(e)	0.41%	0.36	%(d)	0.36%	0.34%	0.34%
Expenses before expense reductions	0.42	%(e)	0.41%	0.37%		0.36%	0.34%	0.34%
Net investment income net of expense reduction	0.56	%(d)(e)	0.36%	0.07	%(d)	0.17%	0.25%	0.38%
Net investment income before expense reduction	0.55	%(e)	0.36%	0.07%		0.17%	0.25%	0.38%
Portfolio Turnover Rate	85	%(f)	147%	196%		137%	224%	105%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived. (see Note 3)
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Government Portfolio — Investor Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014	For the Period November 30, 2012(a) to August 31, 2013

Net Asset Value,
Beginning of period	$9.49		$9.53	$9.55		$9.58	$9.64

Income from Investment Operations:
Net investment income(b)(c)	0.02		0.03	0.01		0.01	0.02
Net realized and unrealized gain (loss) on investment transactions	(0.01)		(0.02)	—		0.01	(0.04)

Total income (loss) from investment operations	0.01		0.01	0.01		0.02	(0.02)

Less Distributions from:
Investment income(c)	(0.03)		(0.05)	(0.03)		(0.05)	(0.04)

Total Distributions	(0.03)		(0.05)	(0.03)		(0.05)	(0.04)

Net Asset Value,
End of period	$9.47		$9.49	$9.53		$9.55	$9.58

Total Return(d)	0.12%		0.08%	0.07%		0.19%	(0.25	)%(f)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$14,298		$15,113	$20,164		$20,980	$24,173
Ratios to average net assets:
Expenses net of expense reductions	0.44	%(e)(g)	0.44%	0.39	%(e)	0.39%	0.37	%(g)
Expenses before expense reductions	0.45	%(g)	0.44%	0.40%		0.39%	0.37	%(g)
Net investment income net of expense reductions	0.53	%(e)(g)	0.33%	0.04	%(e)	0.14%	0.22	%(g)
Net investment income before expense reductions	0.52	%(g)	0.33%	0.04%		0.14%	0.22	%(g)
Portfolio Turnover Rate	85	%(f)	147%	196%		137%	224	%(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	During the period, certain fees were waived. (see Note 3)
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio — TCU Shares
	Six Months Ended February 28, 2017 (Unaudited)
			Years Ended August 31,
			2016	2015	2014	2013	2012
Net Asset Value,
Beginning of period	$9.72		$9.72	$9.74	$9.74	$9.82	$9.79

Income from Investment Operations:
Net investment income(a)(b)	0.04		0.06	0.04	0.03	0.04	0.06
Net realized and unrealized gain (loss) on investment transactions	(0.07)		0.02	—	0.03	(0.06)	0.04

Total income (loss) from investment operations	(0.03)		0.08	0.04	0.06	(0.02)	0.10

Less Distributions from:
Investment income(b)	(0.04)		(0.08)	(0.06)	(0.06)	(0.06)	(0.07)

Total Distributions	(0.04)		(0.08)	(0.06)	(0.06)	(0.06)	(0.07)

Net Asset Value,
End of period	$9.65		$9.72	$9.72	$9.74	$9.74	$9.82

Total Return(c)	(0.29)%		0.80%	0.38%	0.59%	(0.19)%	1.02%
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$393,081		$439,706	$546,841	$559,745	$571,525	$545,176
Ratios to average net assets:
Expenses net of expense reductions	0.41	%(d)(e)	0.40%	0.36%	0.35%	0.34%	0.35%
Expenses before expense reductions	0.42	%(d)	0.40%	0.36%	0.35%	0.34%	0.35%
Net investment income net of expense reductions	0.75	%(d)(e)	0.65%	0.40%	0.34%	0.40%	0.60%
Net investment income before expense reductions	0.75	%(d)	0.65%	0.40%	0.34%	0.40%	0.60%
Portfolio Turnover Rate	36	%(f)	131%	206%	157%	229%	173%

(a)	Calculated based on average shares outstanding.
(b)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Annualized.
(e)	During the period, certain fees were waived. (See Note 3).
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

			Short Duration Portfolio — Investor Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	For the Period November 30, 2012(a) to August 31, 2013

Net Asset Value,
Beginning of period	$9.72		$9.72	$9.74	$9.74	$9.82

Income from Investment Operations:
Net investment income(b)(c)	0.03		0.06	0.04	0.03	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.06)		0.01	(0.01)	0.02	(0.07)

Total income (loss) from investment operations	(0.03)		0.07	0.03	0.05	(0.04)

Less Distributions from:
Investment income(c)	(0.04)		(0.07)	(0.05)	(0.05)	(0.04)

Total Distributions	(0.04)		(0.07)	(0.05)	(0.05)	(0.04)

Net Asset Value,
End of period	$9.65		$9.72	$9.72	$9.74	$9.74

Total Return(d)	(0.31)%		0.77%	0.34%	0.56%	(0.37	)%(g)
Ratios/Supplemental Data:
Net Assets at the end of period (in thousands)	$22,031		$23,385	$34,251	$32,286	$35,596
Ratios to average net assets:
Expenses net of expense reductions	0.44	%(f)(e)	0.43%	0.39%	0.38%	0.37	%(f)
Expenses before expense reductions	0.45	%(f)	0.43%	0.39%	0.38%	0.37	%(f)
Net investment income net of expense reductions	0.72	%(f)(e)	0.62%	0.37%	0.31%	0.37	%(f)
Net investment income before expense reductions	0.72	%(f)	0.62%	0.37%	0.31%	0.37	%(f)
Portfolio Turnover Rate	36	%(g)	131%	206%	157%	229	%(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding.
(c)	Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	During the period, certain fees were waived.
(f)	Annualized.
(g)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2017 (Unaudited)

Note 1. Organization

Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently consisting of two diversified portfolios: Ultra-Short Duration Government Portfolio and Short Duration Portfolio (collectively, “the Portfolios” or individually, a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions. The Trust previously offered shares of another portfolio, the Money Market Portfolio, which suspended operations as of the close of business on May 30, 2014.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different class specific expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that had open accounts in the particular Portfolio as of such date. The Investor Shares of each Portfolio commenced operations on November 30, 2012.

The Portfolios seek to achieve a high level of current income, consistent with low volatility of principal (in the case of the Ultra-Short Duration Government Portfolio) and relatively low volatility of principal (in the case of the Short Duration Portfolio) by investing in obligations authorized under the Federal Credit Union Act.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation

Investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Transfers in and out of Level 1, Level 2 and Level 3 are based on values at the end of the period. There were no transfers into or out of Levels 1, 2 or 3 during six months ended February 28, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of February 28, 2017 is as follows:

	Ultra-Short Duration Government Portfolio
	Total Market Value at 2/28/17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Asset-Backed Securities	$999,112	$—	$999,112	$—
Collateralized Mortgage Obligations	62,153,245	—	62,153,245	—
Mortgage-Backed Obligations	43,956,982	—	43,956,982	—
Agency Debentures	37,618,543	—	33,618,543	4,000,000
U.S. Treasury Obligations	156,559,482	—	156,559,482	—
U.S. Government-Backed Obligations	12,305,451	—	12,305,451	—
Repurchase Agreement	47,800,000	—	47,800,000	—

	$361,392,815	$—	$357,392,815	$4,000,000

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2017 (Unaudited) (continued)

	Short Duration Portfolio
	Total Market Value at 2/28/17	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Total Investments*	$406,160,755	$—	$406,160,755	$—

*	Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 28, 2017:

Ultra-Short Duration Government Portfolio

Fair Value, beginning of period	$4,250,000
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	(250,000)
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	—

Fair Value, end of period	$4,000,000

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for Portfolio investments.

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method.

C. Distribution to Shareholders

Each Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolios declare dividends from net investment income daily and pay such dividends monthly. Each Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Allocations

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Portfolio are allocated daily to each class of shares based upon its proportionate share of total net assets of the Portfolio. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Portfolio. Expenses not directly charged to a Portfolio are allocated proportionally among all the Portfolios in the Trust, daily in relation to the net assets of each Portfolio or another reasonable measure.

E. Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

F. Federal Taxes

It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G. Expenses

Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board of Trustees deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2017 (Unaudited) (continued)

assets or in such other manner as the Board of Trustees deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

H. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

A repurchase agreement may permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios had investments in repurchase agreements at February 28, 2017. The gross value and related collateral received for these investments are presented in each Portfolio of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each Portfolio exceeded the value of its respective repurchase agreements as of February 28, 2017.

I. When-Issued Securities

Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

J. Mortgage Dollar Rolls

The Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Advisory Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees. As compensation for services rendered pursuant to the Agreement and the assumption of the expenses

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2017 (Unaudited) (continued)

related thereto, GSAM is entitled to an advisory fee, computed daily and payable monthly at the following annual rates:

Portfolio	Asset Level	Contractual Rate

Ultra-Short Duration	first $250 million	0.18%
Government and	next $250 million	0.16
Short Duration(1)	in excess of $500 million	0.14

(1)	Advisory fee rate is based on the aggregate average net assets of the Portfolios. Fees are charged on a pro rata basis between the Portfolios.

See Note 7 for a discussion of changes to the Portfolios’ advisory services.

B. Administration Agreement

Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 37 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Ultra-Short Duration Government	0.05%
Short Duration	0.05

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, provides additional administrative services to the Portfolios pursuant to an Administration and Accounting Services Agreement. As compensation for services rendered pursuant to such Agreement, effective February 1, 2013 BNY Mellon is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $200 million	0.035%
from $200 to $500 million	0.030
from $500 to $1 billion	0.025
in excess of $1 billion	0.020

(1)

Portfolios are subject to an aggregate minimum annual base fee of $75,000. In addition, each Portfolio is subject to annual base fees for Financial Reporting, Tax and Regulatory Administration services.

C. Other Agreements

CFS serves as exclusive distributor of shares of the Portfolios. CFS did not receive any compensation under the Distribution Agreement during the six months ended February 28, 2017.

BNY Mellon serves as transfer agent of the Portfolios and receives a fee (“transfer agent fee”) from each Portfolio. The transfer agent fee is calculated monthly based on a fixed amount and is assessed on the number of accounts serviced during the month.

Effective April 11, 2011, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees. The fees waived by the Trustees from September 1, 2016 through February 28, 2017 amounted to $7,248 for the Ultra-Short Duration Government Portfolio and $8,202 for the Short Duration Portfolio.

Effective April 11, 2011, Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of its legal fees. For the six months ended February 28, 2017, Nisen & Elliott, LLC waived legal fees amounting to $1,961. The legal fees waived by Nisen & Elliott, LLC from September 1, 2016 through February 28, 2017 amounted to $920 for the Ultra-Short Duration Government Portfolio and $1,041 for the Short Duration Portfolio.

Effective April 11, 2011, Vigilant Compliance Services voluntarily agreed to waive its fee in an amount equal to 10% of such fee. The compliance fees waived by Vigilant Compliance Services from September 1, 2016 through February 28, 2017 amounted to $2,807 for the Ultra-Short Duration Government Portfolio and $3,130 for the Short Duration Portfolio.

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the six months ended February 28, 2017, the Ultra-Short Duration Government Portfolio and Short Duration Portfolio incurred fees under the 12b-1 Plan of $2,165 and $3,295, respectively.

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2017 were as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Purchases of U.S. Government and agency obligations	$148,871,508	$149,237,106
Purchases (excluding U.S. Government and agency obligations)	—	—
Sales or maturities of U.S. Government and agency obligations	170,432,048	201,855,727
Sales or maturities (excluding U.S. Government and agency obligations)	317,778	—

Note 5. Tax Information

The tax character of distributions paid for the fiscal year ended August 31, 2016 was as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Distributions paid from:

Ordinary income	$2,250,242	$3,806,833
Long Term Capital Gains	—	—
Capital	—	—

Total taxable distributions	$2,250,242	$3,806,833

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2017 (Unaudited) (continued)

The tax character of distributions paid for the fiscal year ended August 31, 2015 was as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Distributions paid from:

Ordinary income	$1,723,094	$3,315,710
Long Term Capital Gains	—	—
Capital	—	—

Total taxable distributions	$1,723,094	$3,315,710

As of August 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Undistributed ordinary income—net	$490,550	$357,982

Total undistributed earnings	$490,550	$357,982
Capital loss carryforward(1)	(6,573,201)	(7,571,858)
Timing differences (dividends payable and late-year losses)	(1,542,040)	(465,650)
Unrealized gains—net	980,269	1,746,947

Total accumulated losses—net	$(6,644,422)	$(5,932,579)

(1)	The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post–2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
2017	$—	$—
2018	—	(3,825,043)
2019	(163,234)	—
No Expiration – Long Term	(2,926,789)	(1,668,579)
No Expiration – Short Term	(3,483,178)	(2,078,236)

During the fiscal year ended August 31, 2016, the Ultra-Short Duration Government Portfolio lost through expiration $199,455 of capital loss carryforwards.

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2016, the Portfolios deferred to September 1, 2016 late year capital and ordinary losses of:

	Ultra-Short Duration Government Portfolio	Short Duration Portfolio
Late Year Capital Losses	$1,440,259	$276,255

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals.

Note 6. Credit and Concentration Risk

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

Note 7. Subsequent Events

At an in-person meeting held on February 10, 2017, the Board of Trustees of the Trust unanimously voted to change the investment adviser to ALM First Financial Advisors, LLC (“ALM First”) effective April 16, 2017. At that meeting, the Board of Trustees of the Trust also approved an interim investment advisory agreement and a new investment advisory agreement with ALM First, on behalf of the Portfolios. The new investment advisory agreement contains substantially similar terms as the current investment advisory agreement with GSAM, but includes lower investment advisory fees for the Portfolios of 0.12% of the first $250 million in assets, 0.10% of the assets between $250 million and $500 million, and 0.07% of the assets above $500 million, based on the aggregate average daily net assets of the Portfolios.

TRUST FOR CREDIT UNIONS

Notes to Financial Statements

Six Months Ended February 28, 2017 (Unaudited) (continued)

A special meeting of shareholders of the Portfolios is scheduled for May 12, 2017. At this meeting, shareholders will be asked to approve the new investment advisory agreement between the Trust, on behalf of the Ultra-Short Duration Government Portfolio and the Short Duration Portfolio, and ALM First. Shareholders of record of each Portfolio as of the close of business on February 17, 2017 (the “Record Date”) are entitled to vote. These shareholders received a proxy statement providing more information about the new investment advisory agreement on or about April 12, 2017.

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure other than the item noted above.

TRUST FOR CREDIT UNIONS

Additional Information (Unaudited)

Expenses – Six-Month Ended February 28, 2017

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 through February 28, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Ultra-Short Duration Government Portfolio				Short Duration Portfolio

	Beginning Account Value 9/1/16	Ending Account Value 2/28/17		Expenses Paid for the 6 months ended 2/28/17*	Beginning Account Value 9/1/16	Ending Account Value 2/28/17		Expenses Paid for the 6 months ended 2/28/17*
TCU Shares
Actual	$1,000.00	$1,001.40		$2.03	$1,000.00	$997.10		$2.03
Hypothetical 5% Return	1,000.00	1,022.76	+	2.06	1,000.00	1,022.76	+	2.06
Investor Shares
Actual	1,000.00	1,001.20		2.18	1,000.00	996.90		2.18
Hypothetical 5% Return	1,000.00	1,022.61	+	2.21	1,000.00	1,022.61	+	2.21

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.41% and 0.41% for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio’s TCU Shares, respectively, and 0.44% and 0.44% for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio’s Investor Shares, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

Trustees

James F. Regan, Chair

Julie A. Renderos, Vice Chair

Rudolf J. Hanley

Stanley Hollen

Gary Oakland

Wendell A. Sebastian

Michael D. Steinberger

Officers

Jay E. Johnson, President and Treasurer

Jonathan K. Jeffreys, Vice President and Assistant Treasurer

Michael P. Malloy, Secretary

Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator

Callahan Credit Union Financial Services Limited Liability Limited Partnership

Investment Adviser

Goldman Sachs Asset Management, L.P., an affiliate of Goldman, Sachs & Co.

Administrative & Fund Accounting Agent/Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Distributor

Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm

Tait,Weller & Baker LLP

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

Date	April 21, 2017

* Print the name and title of each signing officer under his or her signature.